Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (14.6%)

	Airlines (0.4%)

369,418	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$371,538

60,833	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	61,890

239,619	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	261,328

168,097	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	187,018

97,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	94,838

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

169,000	5.500%, 04/20/26	173,117

56,000	5.750%, 04/20/29	57,425

250,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	248,237

193,463	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	223,570

81,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	87,857

79,538	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	80,865

191,212	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	192,908

117,818	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	114,410

		2,155,001

	Communication Services (1.5%)

250,000	Altice France SA* 5.500%, 10/15/29	237,100

110,000	APi Escrow Corp.* 4.750%, 10/15/29	107,883

335,000	Arrow Bidco, LLC* 9.500%, 03/15/24	340,417

169,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	167,910

82,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	84,602

330,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	340,837

	CSC Holdings, LLC*

410,000	5.500%, 04/15/27	419,528

400,000	4.625%, 12/01/30	356,448

335,000	5.375%, 02/01/28	336,507

300,000	5.750%, 01/15/30	283,089

200,000	4.500%, 11/15/31	186,550

PRINCIPAL AMOUNT		VALUE

230,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	$237,236

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

180,000	6.625%, 08/15/27	47,588

151,000	5.375%, 08/15/26	70,102

242,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	243,002

422,000	Embarq Corp. 7.995%, 06/01/36	434,981

	Entercom Media Corp.*^

155,000	6.500%, 05/01/27	147,439

113,000	6.750%, 03/31/29	106,338

96,000	Frontier California, Inc. 6.750%, 05/15/27	99,627

242,000	Frontier Florida, LLC 6.860%, 02/01/28	251,982

330,000	Frontier North, Inc. 6.730%, 02/15/28	342,068

230,000	Gannett Holdings, LLC* 6.000%, 11/01/26	234,559

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

195,000	3.500%, 03/01/29	182,040

69,000	5.250%, 12/01/27	71,040

80,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	85,255

	Intelsat Jackson Holdings, SA@

170,000	9.750%, 07/15/25*	75,494

130,000	5.500%, 08/01/23	57,305

360,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	374,623

132,915	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	99,343

	Lumen Technologies, Inc.

310,000	4.000%, 02/15/27*	298,518

13,000	7.600%, 09/15/39	13,042

109,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	100,077

190,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	187,150

200,000	Netflix, Inc.*^ 4.875%, 06/15/30	223,934

	Scripps Escrow II, Inc.*

111,000	3.875%, 01/15/29	106,064

56,000	5.375%, 01/15/31	55,457

420,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	431,201

	Sirius XM Radio, Inc.*

165,000	4.000%, 07/15/28	159,727

110,000	3.125%, 09/01/26	105,896

54,000	3.875%, 09/01/31	49,993

170,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	175,928

215,000	Telecom Italia Capital, SA 6.000%, 09/30/34	211,726

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

305,000	United States Cellular Corp. 6.700%, 12/15/33	$339,627

		8,479,233

	Consumer Discretionary (2.4%)

230,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	241,983

110,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	108,556

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	214,775

136,000	4.625%, 08/01/29	134,466

54,000	4.625%, 04/01/30	53,343

53,000	At Home Group, Inc.* 4.875%, 07/15/28	50,816

67,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	67,284

	Bath & Body Works, Inc.

292,000	6.694%, 01/15/27^	329,315

165,000	6.875%, 11/01/35	189,943

	Caesars Entertainment, Inc.*

136,000	4.625%, 10/15/29	130,472

112,000	8.125%, 07/01/27	120,617

112,000	6.250%, 07/01/25	116,171

	Carnival Corp.*

112,000	10.500%, 02/01/26	126,000

56,000	7.625%, 03/01/26	57,204

260,000	Carriage Services, Inc.* 4.250%, 05/15/29	253,809

165,000	Carvana Company* 5.625%, 10/01/25	157,399

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

470,000	5.125%, 05/01/27	481,947

245,000	4.750%, 03/01/30	243,574

125,000	5.000%, 02/01/28^	126,648

125,000	4.500%, 08/15/30	122,014

110,000	4.250%, 02/01/31	105,148

108,000	4.750%, 02/01/32	106,313

80,000	4.250%, 01/15/34	74,244

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	207,710

	Century Communities, Inc.

275,000	6.750%, 06/01/27	286,836

55,000	3.875%, 08/15/29*	52,691

	Dana, Inc.

109,000	4.500%, 02/15/32	104,223

59,000	4.250%, 09/01/30	57,454

	DISH DBS Corp.

209,000	7.750%, 07/01/26	215,571

165,000	5.250%, 12/01/26*	160,228

133,000	7.375%, 07/01/28^	128,882

200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	202,920

238,000	Everi Holdings, Inc.* 5.000%, 07/15/29	237,086

	Ford Motor Credit Company, LLC

350,000	4.063%, 11/01/24	357,144

350,000	4.000%, 11/13/30	352,114

315,000	4.134%, 08/04/25	322,806

	Gap, Inc.*

82,000	3.875%, 10/01/31^	76,249

11,000	3.625%, 10/01/29	10,240

PRINCIPAL AMOUNT		VALUE

	goeasy, Ltd.*

380,000	5.375%, 12/01/24	$389,135

208,000	4.375%, 05/01/26^	207,359

112,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	112,166

106,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	101,654

273,000	Guitar Center, Inc.*& 8.500%, 01/15/26	290,789

345,000	International Game Technology, PLC* 6.250%, 01/15/27	375,840

	Liberty Interactive, LLC

220,000	8.250%, 02/01/30^	228,870

110,000	8.500%, 07/15/29	114,436

	Life Time, Inc.*

169,000	8.000%, 04/15/26^	172,897

110,000	5.750%, 01/15/26	110,653

139,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	140,729

	M/I Homes, Inc.

205,000	4.950%, 02/01/28	207,856

140,000	3.950%, 02/15/30	136,527

230,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	259,619

	Mattel, Inc.*

135,000	5.875%, 12/15/27	143,564

28,000	3.750%, 04/01/29	28,022

260,000	Mclaren Finance, PLC* 7.500%, 08/01/26	266,760

287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	280,640

244,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	248,429

252,000	Newell Brands, Inc. 4.700%, 04/01/26	264,401

110,000	Nordstrom, Inc.^ 5.000%, 01/15/44	98,174

108,000	Papa John’s International, Inc.*^ 3.875%, 09/15/29	102,831

250,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	235,190

305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5. 625%, 09/01/29	286,904

553,000	Rite Aid Corp.* 8.000%, 11/15/26	543,488

320,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	308,390

135,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	131,886

235,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	237,618

207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	221,639

54,000	Thor Industries, Inc.*^ 4.000%, 10/15/29	51,689

55,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	61,640

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

260,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	$252,387

295,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	285,607

55,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	55,660

		13,337,644

	Consumer Staples (0.8%)

251,000	Central Garden & Pet Company* 4.125%, 04/30/31	240,265

300,000	Edgewell Personal Care Company* 4.125%, 04/01/29	294,714

307,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	290,677

225,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	230,564

260,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	278,814

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

320,000	5.500%, 01/15/30	340,778

109,000	6.500%, 04/15/29^	118,648

	Kraft Heinz Foods Company

335,000	4.375%, 06/01/46	351,713

56,000	3.875%, 05/15/27	58,210

174,000	New Albertsons, LP 7.750%, 06/15/26	196,763

217,000	Performance Food Group, Inc.* 4.250%, 08/01/29	204,147

250,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	250,187

280,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	292,597

	Post Holdings, Inc.*

310,000	5.750%, 03/01/27	318,677

160,000	4.625%, 04/15/30^	154,331

54,000	5.500%, 12/15/29	55,572

209,000	Prestige Brands, Inc.* 3.750%, 04/01/31	190,244

245,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	260,168

235,000	Vector Group, Ltd.* 5.750%, 02/01/29	217,885

		4,344,954

	Energy (1.4%)

	Antero Resources Corp.*

68,000	7.625%, 02/01/29	74,142

56,000	5.375%, 03/01/30	57,887

	Apache Corp.

223,000	5.100%, 09/01/40	233,996

112,000	4.625%, 11/15/25	117,127

	Buckeye Partners, LP

205,000	3.950%, 12/01/26	204,949

135,000	5.850%, 11/15/43	125,046

70,000	ChampionX Corp. 6.375%, 05/01/26	72,657

	Cheniere Energy Partners, LP

109,000	3.250%, 01/31/32*	102,623

55,000	4.000%, 03/01/31^	54,998

PRINCIPAL AMOUNT		VALUE

112,000	Cheniere Energy, Inc. 4.625%, 10/15/28	$113,789

112,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	119,850

410,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	392,247

3,142	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	3,157

114,000	DT Midstream, Inc.* 4.125%, 06/15/29	112,769

	Energy Transfer, LP‡

320,000	3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	257,648

162,000	6.500%, 02/01/34^ 5 year CMT + 5.69%	165,773

	EnLink Midstream Partners, LP

330,000	6.000%, 02/01/34‡ 3 mo. USD LIBOR + 4.11%	250,496

224,000	4.850%, 07/15/26	230,382

	EQT Corp.

145,000	7.500%, 02/01/30	172,738

90,000	6.625%, 02/01/25	97,110

65,000	5.000%, 01/15/29	68,955

293,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	283,000

50,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	53,795

	Gulfport Energy Operating Corp.

215,000	6.375%, 05/15/25&	—

65,708	8.000%, 05/17/26^	70,695

109,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	112,044

	Laredo Petroleum, Inc.^

229,000	10.125%, 01/15/28	242,280

57,000	7.750%, 07/31/29*	55,122

245,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	250,988

	Moss Creek Resources Holdings, Inc.*

135,000	10.500%, 05/15/27^	132,430

135,000	7.500%, 01/15/26	123,683

113,000	Murphy Oil Corp.^ 6.375%, 07/15/28	117,049

	New Fortress Energy, Inc.*

221,000	6.750%, 09/15/25	209,508

113,000	6.500%, 09/30/26	106,058

56,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	59,869

	Occidental Petroleum Corp.

800,000	4.300%, 08/15/39	758,336

114,000	5.875%, 09/01/25^	121,945

200,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	203,286

205,000	Parkland Corp.* 5.875%, 07/15/27	211,445

270,000	Plains All American Pipeline, LP‡ 6.125%, 02/01/34 3 mo. USD LIBOR + 4.11%	228,496

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	$252,112

54,000	Southwestern Energy Company 4.750%, 02/01/32	54,010

54,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	53,375

	Venture Global Calcasieu Pass, LLC*

55,000	4.125%, 08/15/31	55,472

55,000	3.875%, 08/15/29	55,021

135,000	Viper Energy Partners, LP* 5.375%, 11/01/27	139,321

220,000	W&T Offshore, Inc.* 9.750%, 11/01/23	214,790

196,000	Weatherford International, Ltd.* 6.500%, 09/15/28	203,262

		7,395,731

	Financials (2.5%)

	Acrisure, LLC / Acrisure Finance, Inc.*

333,000	6.000%, 08/01/29	316,503

292,000	7.000%, 11/15/25^	291,620

223,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	235,519

363,000	AG Issuer, LLC* 6.250%, 03/01/28	375,955

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

400,000	6.750%, 10/15/27	396,260

55,000	5.875%, 11/01/29	54,322

55,000	4.250%, 10/15/27	53,711

	Ally Financial, Inc.

295,000	4.700%, 02/01/34 7 year CMT + 3.48%‡	294,620

175,000	8.000%, 11/01/31	237,360

250,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	242,732

439,000	AmWINS Group, Inc.* 4.875%, 06/30/29	431,168

470,000	AssuredPartners, Inc.* 7.000%, 08/15/25	469,741

248,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	248,779

434,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	414,205

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*

430,000	4.500%, 04/01/27	407,481

264,000	5.750%, 05/15/26	264,808

	Credit Acceptance Corp.^

237,000	5.125%, 12/31/24*	240,015

230,000	6.625%, 03/15/26	237,365

70,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	73,984

235,000	Enact Holdings, Inc.* 6.500%, 08/15/25	249,391

PRINCIPAL AMOUNT		VALUE

321,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	$309,190

417,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	424,402

	HUB International, Ltd.*

485,000	7.000%, 05/01/26	496,936

109,000	5.625%, 12/01/29	108,136

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

235,000	5.250%, 05/15/27	237,021

164,000	4.375%, 02/01/29	156,121

500,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	433,515

465,000	Iron Mountain, Inc.* 5.250%, 03/15/28	472,575

600,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	594,042

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

447,000	5.250%, 10/01/25	449,731

109,000	4.750%, 06/15/29	106,808

311,000	LD Holdings Group, LLC* 6.125%, 04/01/28	277,468

	Level 3 Financing, Inc.

260,000	5.375%, 05/01/25	264,129

235,000	4.250%, 07/01/28*	224,611

108,000	3.875%, 11/15/29*	106,367

162,000	LPL Holdings, Inc.* 4.000%, 03/15/29	157,934

487,000	MetLife, Inc. 6.400%, 12/15/66	580,582

	Navient Corp.

493,000	5.000%, 03/15/27	479,235

195,000	4.875%, 03/15/28^	186,771

	OneMain Finance Corp.

150,000	3.875%, 09/15/28	140,208

88,000	7.125%, 03/15/26	96,900

110,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	112,570

245,000	PHH Mortgage Corp.* 7.875%, 03/15/26	252,073

260,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	251,862

	RLJ Lodging Trust, LP*

162,000	3.750%, 07/01/26	157,699

111,000	4.000%, 09/15/29	104,692

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

100,000	3.875%, 03/01/31	93,917

100,000	3.625%, 03/01/29	93,754

50,000	2.875%, 10/15/26	47,684

227,000	StoneX Group, Inc.* 8.625%, 06/15/25	241,033

	United Wholesale Mortgage, LLC*

258,000	5.500%, 04/15/29	236,423

105,000	5.750%, 06/15/27	99,513

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

110,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	$104,191

	XHR, LP*

237,000	6.375%, 08/15/25	245,203

108,000	4.875%, 06/01/29	106,096

		13,984,931

	Health Care (1.4%)

112,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	110,904

	Bausch Health Americas, Inc.*

500,000	8.500%, 01/31/27	506,005

110,000	9.250%, 04/01/26	113,648

	Bausch Health Companies, Inc.*

315,000	5.250%, 02/15/31^	251,638

245,000	5.000%, 01/30/28	206,858

96,000	5.000%, 02/15/29	77,367

81,000	6.125%, 02/01/27	81,327

55,000	7.250%, 05/30/29	49,410

111,000	Centene Corp. 3.000%, 10/15/30	107,809

113,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	109,129

27,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	26,898

	CHS/Community Health Systems, Inc.*

435,000	6.125%, 04/01/30^	415,603

230,000	8.000%, 03/15/26	240,085

127,000	6.875%, 04/15/29	126,088

	DaVita, Inc.*

335,000	4.625%, 06/01/30	326,481

258,000	3.750%, 02/15/31	237,270

162,000	Embecta Corp.* 5.000%, 02/15/30	162,318

	Encompass Health Corp.

110,000	4.750%, 02/01/30	109,456

110,000	4.500%, 02/01/28	109,564

300,000	HCA, Inc. 7.500%, 11/06/33	414,459

200,000	Jazz Securities DAC* 4.375%, 01/15/29	198,112

480,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	256,920

	Mozart Debt Merger Sub, Inc.*

270,000	3.875%, 04/01/29	260,407

267,000	5.250%, 10/01/29	259,839

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

400,000	5.125%, 04/30/31	400,112

200,000	4.125%, 04/30/28	197,924

305,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	274,997

	Tenet Healthcare Corp.

430,000	6.250%, 02/01/27*	441,051

345,000	4.875%, 01/01/26*	346,849

295,000	6.875%, 11/15/31	321,562

81,000	4.375%, 01/15/30*	78,222

	Teva Pharmaceutical Finance Netherlands III, BV

495,000	6.000%, 04/15/24	505,345

200,000	4.750%, 05/09/27	194,172

PRINCIPAL AMOUNT		VALUE

150,000	3.150%, 10/01/26	$137,964

		7,655,793

	Industrials (2.4%)

225,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	239,629

260,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	248,708

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

307,000	4.875%, 02/15/30	313,103

185,000	4.625%, 01/15/27	189,512

111,000	3.500%, 03/15/29^	105,090

	Allison Transmission, Inc.*

190,000	4.750%, 10/01/27	192,905

55,000	3.750%, 01/30/31	51,217

55,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	51,094

127,000	Arcosa, Inc.* 4.375%, 04/15/29	124,460

475,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	481,835

109,000	At Home Group, Inc.* 7.125%, 07/15/29	102,266

137,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	145,324

234,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	223,762

226,000	BWX Technologies, Inc.* 4.125%, 04/15/29	224,032

54,000	Catalent Pharma Solutions, Inc.*^ 3.500%, 04/01/30	50,657

	Delta Air Lines, Inc.

57,000	7.375%, 01/15/26^	64,945

57,000	3.800%, 04/19/23	57,699

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

56,000	4.750%, 10/20/28	59,847

28,000	4.500%, 10/20/25µ	29,054

108,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	107,810

163,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	165,562

223,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	198,731

140,000	EnerSys* 4.375%, 12/15/27	142,492

260,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	250,684

112,000	GFL Environmental, Inc.* 3.750%, 08/01/25	112,110

	Golden Nugget, Inc.*

165,000	6.750%, 10/15/24	165,071

115,000	8.750%, 10/01/25^	117,608

124,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	126,171

140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	151,535

	Graphic Packaging International, LLC*

175,000	4.750%, 07/15/27	184,426

102,000	3.500%, 03/01/29	97,648

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

236,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	$241,367

516,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	487,935

269,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	275,227

340,000	Herc Holdings, Inc.* 5.500%, 07/15/27	349,976

200,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	209,362

255,000	IEA Energy Services, LLC* 6.625%, 08/15/29	249,489

280,000	JELD-WEN, Inc.* 4.625%, 12/15/25	279,059

102,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	108,721

251,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	243,254

110,000	MasTec, Inc.* 4.500%, 08/15/28	111,936

248,000	Meritor, Inc.* 4.500%, 12/15/28	241,860

170,000	Moog, Inc.* 4.250%, 12/15/27	170,729

300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	294,237

272,000	Novelis Corp.* 4.750%, 01/30/30	272,316

80,000	OI European Group, BV* 4.750%, 02/15/30	78,381

255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	241,827

260,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	235,537

242,000	Patrick Industries, Inc.* 4.750%, 05/01/29	231,800

275,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	295,185

109,000	PGT Innovations, Inc.* 4.375%, 10/01/29	105,188

51,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	52,941

163,000	QVC, Inc. 4.375%, 09/01/28	150,346

185,000	Scientific Games International, Inc.* 5.000%, 10/15/25	189,292

210,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	197,671

	Sinclair Television Group, Inc.*

167,000	4.125%, 12/01/30	153,964

100,000	5.500%, 03/01/30	92,910

	Standard Industries, Inc.*

225,000	5.000%, 02/15/27	226,660

56,000	4.375%, 07/15/30^	53,649

455,000	Station Casinos, LLC* 4.500%, 02/15/28	443,234

PRINCIPAL AMOUNT		VALUE

176,000	Stericycle, Inc.* 3.875%, 01/15/29	$168,191

166,000	STL Holding Company, LLC* 7.500%, 02/15/26	174,951

200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	207,524

	TransDigm, Inc.

205,000	7.500%, 03/15/27	212,917

200,000	6.250%, 03/15/26*	206,902

114,000	Tronox, Inc.* 4.625%, 03/15/29	110,345

	United Rentals North America, Inc.

110,000	3.750%, 01/15/32	106,322

56,000	3.875%, 02/15/31	54,593

217,000	Vertiv Group Corp.* 4.125%, 11/15/28	211,974

228,000	Wabash National Corp.* 4.500%, 10/15/28	221,288

195,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	189,852

	WESCO Distribution, Inc.*

136,000	7.125%, 06/15/25^	142,489

67,000	7.250%, 06/15/28	71,918

		13,138,306

	Information Technology (0.7%)

109,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	107,833

140,000	CDK Global, Inc.* 5.250%, 05/15/29	145,716

200,000	CommScope Technologies, LLC* 6.000%, 06/15/25	195,000

200,000	CommScope, Inc.* 4.750%, 09/01/29	191,748

210,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	238,379

138,000	Fair Isaac Corp.* 4.000%, 06/15/28	137,725

108,000	II-VI, Inc.* 5.000%, 12/15/29	107,881

245,000	KBR, Inc.* 4.750%, 09/30/28	244,929

	MPH Acquisition Holdings, LLC*

245,000	5.750%, 11/01/28^	220,809

110,000	5.500%, 09/01/28	105,778

113,000	NCR Corp.* 5.125%, 04/15/29	112,880

353,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	329,529

167,000	ON Semiconductor Corp.* 3.875%, 09/01/28	165,953

	Open Text Corp.*

204,000	3.875%, 02/15/28	200,687

81,000	3.875%, 12/01/29	77,826

81,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	78,409

113,000	Playtika Holding Corp.* 4.250%, 03/15/29	108,094

260,000	TTM Technologies, Inc.* 4.000%, 03/01/29	248,355

	Twilio, Inc.

150,000	3.625%, 03/15/29	144,259

57,000	3.875%, 03/15/31^	54,596

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

275,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	$264,652

260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	244,925

		3,725,963

	Materials (0.7%)

140,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	142,895

130,000	ArcelorMittal, SA 7.000%, 10/15/39	169,285

165,000	Chemours Company* 4.625%, 11/15/29	157,428

355,000	Clearwater Paper Corp.* 4.750%, 08/15/28	356,988

	Commercial Metals Company

108,000	4.125%, 01/15/30	107,214

54,000	4.375%, 03/15/32	53,780

250,000	Constellium, SE*^ 3.750%, 04/15/29	236,728

200,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	201,256

125,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	147,169

167,000	HB Fuller Company 4.250%, 10/15/28	166,193

226,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	224,850

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	226,272

	Kaiser Aluminum Corp.*^

135,000	4.625%, 03/01/28	130,468

28,000	4.500%, 06/01/31	26,431

108,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	106,072

239,000	Mercer International, Inc. 5.125%, 02/01/29	236,961

215,000	OCI, NV* 4.625%, 10/15/25	220,971

112,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	117,619

200,000	Silgan Holdings, Inc. 4.125%, 02/01/28	201,012

113,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	114,242

201,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	205,247

111,000	Valvoline, Inc.* 3.625%, 06/15/31	101,968

		3,651,049

	Real Estate (0.2%)

174,000	EPR Properties 3.750%, 08/15/29	170,396

	Forestar Group, Inc.*

187,000	5.000%, 03/01/28	189,891

110,000	3.850%, 05/15/26	108,613

166,000	iStar, Inc. 5.500%, 02/15/26	169,352

193,000	MIWD Holdco II LLC* 5.500%, 02/01/30	191,431

PRINCIPAL AMOUNT			VALUE

		Service Properties Trust

345,000		4.350%, 10/01/24	$330,037

105,000		5.250%, 02/15/26	100,901

			1,260,621

		Special Purpose Acquisition Companies (0.1%)

		Fertitta Entertainment Company*

220,000		6.750%, 01/15/30	213,813

107,000		4.625%, 01/15/29	104,305

			318,118

		Utilities (0.1%)

53,000		NRG Energy, Inc. 6.625%, 01/15/27	54,800

79,000		PPL Capital Funding, Inc.^‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	73,303

70,000		Talen Energy Supply, LLC*^ 7.250%, 05/15/27	62,899

260,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	264,306

		Vistra Corp.*‡

110,000		8.000%, 02/01/66 5 year CMT + 6.93%	114,393

105,000		7.000%, 02/01/66 5 year CMT + 5.74	104,851

			674,552

		TOTAL CORPORATE BONDS (Cost $80,570,168)	80,121,896

CONVERTIBLE BONDS (32.0%)

		Airlines (0.0%)

176,000		Southwest Airlines Company~ 1.250%, 05/01/25	239,680

		Communication Services (4.2%)

200,000	EUR	America Movil, BV 0.000%, 03/02/24	236,610

325,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	439,936

223,000		Bilibili, Inc.*^ 0.500%, 12/01/26	172,738

100,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	158,385

20,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	192,237

		iQIYI, Inc.

185,000		2.000%, 04/01/25^	141,951

179,000		4.000%, 12/15/26	123,569

400,000		Kakao Corp. 0.000%, 04/28/23	419,572

		Liberty Media Corp.µ

4,210,000		0.500%, 12/01/50*	5,662,745

145,000		1.375%, 10/15/23	200,322

153,000		Liberty Media Corp. / Liberty Formula Oneµ 1.000%, 01/30/23	252,340

		Live Nation Entertainment, Inc.µ

2,250,000		2.000%, 02/15/25	2,828,858

1,810,000		2.500%, 03/15/23	3,026,917

		Sea, Ltd.

3,395,000		0.250%, 09/15/26	2,861,985

2,307,000		2.375%, 12/01/25	4,256,392

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Snap, Inc.

828,000		0.000%, 05/01/27*^	$710,581

77,000		0.750%, 08/01/26µ	125,371

		Twitter, Inc.

407,000		0.000%, 03/15/26*µ	363,459

290,000		0.250%, 06/15/24^	302,467

200,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	185,844

165,000		Zynga, Inc.µ 0.250%, 06/01/24	200,414

			22,862,693

		Consumer Discretionary (12.7%)

2,930,000		Airbnb, Inc.* 0.000%, 03/15/26	2,785,580

2,869,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	4,283,790

100,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	110,667

495,000		DISH Network Corp. 2.375%, 03/15/24	475,462

410,000		DraftKings, Inc.*^ 0.000%, 03/15/28	311,912

200,000	CHF	Dufry One, BV 0.750%, 03/30/26	208,471

161,000		Etsy, Inc. 0.125%, 09/01/27	179,055

80,000		Fiverr International, Ltd. 0.000%, 11/01/25	68,586

200,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	124,762

18,360,000		Ford Motor Company*~ 0.000%, 03/15/26	24,922,415

200,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	169,935

100,000	EUR	HelloFresh, SE 0.750%, 05/13/25	154,315

937,000		Liberty Broadband Corp.*µ 2.750%, 09/30/50	945,761

214,000		Lucid Group, Inc.* 1.250%, 12/15/26	177,676

296,000		MakeMyTrip, Ltd.* 0.000%, 02/15/28	297,536

6,265,000		Marriott Vacations Worldwide Corp.*µ 0.000%, 01/15/26	6,984,473

3,800,000		Meituan 0.000%, 04/27/28	3,513,138

40,000,000	JPY	Mercari, Inc. 0.000%, 07/14/28	340,250

447,000		NCL Corp. Ltd- Class C*µ 1.125%, 02/15/27	421,561

100,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	120,202

144,000		Peloton Interactive, Inc.*^ 0.000%, 02/15/26	123,886

339,000		Pinduoduo, Inc. 0.000%, 12/01/25	307,754

473,000		Royal Caribbean Cruises, Ltd.µ 4.250%, 06/15/23	605,199

204,000		Shake Shack, Inc.*µ 0.000%, 03/01/28	167,419

100,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	101,519

PRINCIPAL AMOUNT			VALUE

162,000		Stride, Inc.µ 1.125%, 09/01/27	$163,272

17,000		Tesla, Inc.µ 2.000%, 05/15/24	257,953

5,710,000		Trip.com Group, Ltd. 1.500%, 07/01/27	6,743,396

11,690,000		Vail Resorts, Inc.µ^ 0.000%, 01/01/26	11,719,809

314,000		Vroom, Inc.*µ 0.750%, 07/01/26	175,127

318,000		Wayfair, Inc.µ 0.625%, 10/01/25	278,641

1,900,000	GBP	WH Smith, PLC 1.625%, 05/07/26	2,528,453

200,000	EUR	Zalando, SE 0.050%, 08/06/25	241,926

			70,009,901

		Consumer Staples (0.9%)

600,000		Carrefour, SAµ 0.000%, 03/27/24	636,990

20,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	176,781

4,975,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	4,149,193

179,000		Turning Point Brands, Inc.µ 2.500%, 07/15/24	182,777

			5,145,741

		Energy (1.1%)

273,000		Pioneer Natural Resources Companyµ 0.250%, 05/15/25	565,418

		SunEdison, Inc.

2,261,000		0.250%, 01/15/49*	35,927

275,000		2.000%, 10/01/49	4,370

5,200,000		TotalEnergies, SEµ 0.500%, 12/02/22	5,526,872

			6,132,587

		Financials (4.4%)

		Citigroup Global Markets Funding Luxembourg SCA

67,000,000	HKD	0.000%, 05/28/24	8,863,587

35,000,000	HKD	0.000%, 07/25/24	5,213,382

192,000		Coinbase Global, Inc.*^ 0.500%, 06/01/26	179,929

600,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	601,830

100,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	116,125

150,000		GSK Finance No 3, PLC*^ 0.000%, 06/22/23	146,585

		JPMorgan Chase Bank NAµ

3,400,000		0.000%, 08/07/22	3,899,970

730,000		0.125%, 01/01/23*	726,474

200,000	EUR	LEG Immobilien, SE 0.875%, 09/01/25	265,878

200,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	257,852

3,770,000		Realogy Group, LLC / Realogy Co-Issuer Corp.*µ 0.250%, 06/15/26	3,631,679

20,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	182,499

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

210,000		Starwood Property Trust, Inc.µ 4.375%, 04/01/23	$220,088

			24,305,878

		Health Care (0.6%)

135,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	131,572

214,000		CryoPort, Inc.* 0.750%, 12/01/26	173,601

142,000		Dexcom, Inc.^ 0.250%, 11/15/25	151,425

100,000	EUR	GN Store Nord AS 0.000%, 05/21/24	123,461

205,000		Haemonetics Corp.*^ 0.000%, 03/01/26	170,378

206,000		Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	176,999

73,000		Innoviva, Inc.µ 2.500%, 08/15/25	85,685

167,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	178,862

156,000		Jazz Investments I, Ltd.µ 2.000%, 06/15/26	183,175

30,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	266,303

181,000		NeoGenomics, Inc.µ 0.250%, 01/15/28	133,907

143,000		Novocure, Ltd.µ 0.000%, 11/01/25	125,916

165,000		NuVasive, Inc.µ 0.375%, 03/15/25	157,550

376,000		Oak Street Health, Inc.*µ^ 0.000%, 03/15/26	286,279

145,000		Omnicell, Inc.µ 0.250%, 09/15/25	233,508

		Pacira BioSciences, Inc.µ

135,000		0.750%, 08/01/25	153,298

26,000		2.375%, 04/01/22	27,079

171,000		Tabula Rasa HealthCare, Inc.µ 1.750%, 02/15/26	136,381

155,000		Tandem Diabetes Care, Inc.*µ 1.500%, 05/01/25	197,089

			3,092,468

		Industrials (2.0%)

250,000		Air Canada 4.000%, 07/01/25	351,907

500,000,000	JPY	DMG Mori Company, Ltd. 0.000%, 07/16/24	4,493,483

2,700,000	EUR	Duerr, AG 0.750%, 01/15/26	4,003,643

835,000		JetBlue Airways Corp.*^ 0.500%, 04/01/26	794,528

196,000		John Bean Technologies Corp.*µ 0.250%, 05/15/26	201,143

161,000		Middleby Corp.µ 1.000%, 09/01/25	242,775

393,000		Sunrun, Inc.*^ 0.000%, 02/01/26	295,057

355,000		Uber Technologies, Inc.µ 0.000%, 12/15/25	331,886

			10,714,422

PRINCIPAL AMOUNT			VALUE

		Information Technology (3.6%)

223,000		Affirm Holdings, Inc.* 0.000%, 11/15/26	$174,471

190,000		Akamai Technologies, Inc. 0.125%, 05/01/25	244,579

		Bill.com Holdings, Inc.

208,000		0.000%, 04/01/27*^	187,849

94,000		0.000%, 12/01/25	132,081

334,000		Block, Inc.^ 0.250%, 11/01/27	310,380

210,000		Cloudflare, Inc.* 0.000%, 08/15/26	194,559

213,000		Confluent, Inc.* 0.000%, 01/15/27	209,255

430,000		Coupa Software, Inc.^ 0.375%, 06/15/26	383,818

162,000		CyberArk Software, Ltd.µ 0.000%, 11/15/24	180,904

146,000		Datadog, Inc.µ 0.125%, 06/15/25	249,720

447,000		DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	361,560

207,000		Dropbox, Inc.* 0.000%, 03/01/28	203,417

504,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	370,719

411,000		Fastly, Inc.* 0.000%, 03/15/26	323,478

142,000		Five9, Inc. 0.500%, 06/01/25	166,157

2,400,000		Globalwafers Company, Ltd. 0.000%, 06/01/26	2,511,912

175,000		LivePerson, Inc.µ 0.000%, 12/15/26	139,073

324,000		Lumentum Holdings, Inc.^ 0.500%, 12/15/26	391,975

451,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	532,974

418,000		MicroStrategy, Inc.*µ 0.000%, 02/15/27	272,737

186,000		New Relic, Inc.µ^ 0.500%, 05/01/23	218,613

200,000	EUR	Nexi S.p.A 1.750%, 04/24/27	242,930

162,000		Nice, Ltd.^ 0.000%, 09/15/25	178,556

241,000		Okta, Inc.µ 0.125%, 09/01/25	301,869

2,789,000		ON Semiconductor Corp.*µ 0.000%, 05/01/27	3,712,996

		Palo Alto Networks, Inc.µ

190,000		0.750%, 07/01/23	372,451

148,000		0.375%, 06/01/25	263,332

173,000		Pegasystems, Inc.^ 0.750%, 03/01/25	175,867

296,000		Repay Holdings Corp.*µ 0.000%, 02/01/26	255,569

320,000		RingCentral, Inc.^ 0.000%, 03/15/26	275,920

20,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	198,811

		Shift4 Payments, Inc.*

170,000		0.500%, 08/01/27^	144,265

139,000		0.000%, 12/15/25µ	139,739

2,233,000		Shopify, Inc.^ 0.125%, 11/01/25	2,389,868

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

145,000		Silicon Laboratories, Inc.µ 0.625%, 06/15/25	$213,552

148,300	EUR	SOITEC 0.000%, 10/01/25	352,077

190,000		Splunk, Inc.µ 1.125%, 09/15/25	212,240

200,000		Tyler Technologies, Inc.*µ 0.250%, 03/15/26	227,640

223,000		Unity Software, Inc.*µ 0.000%, 11/15/26	187,318

196,000		Vnet Group, Inc.^ 02/01/26	166,963

200,000		Win Semiconductors Corp. 0.000%, 01/14/26	203,418

318,000		Wix.com, Ltd. 0.000%, 08/15/25	276,899

228,000		Workday, Inc.µ 0.250%, 10/01/22	393,979

170,000		Workiva, Inc.µ 1.125%, 08/15/26	276,626

265,000		Xero Investments, Ltd. 0.000%, 12/02/25	238,301

308,000		Zendesk, Inc.µ 0.625%, 06/15/25	355,414

145,000		Zscaler, Inc.µ 0.125%, 07/01/25	261,889

			19,778,720

		Materials (2.1%)

214,000		Amyris, Inc.* 1.500%, 11/15/26	162,818

2,565,000		Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	3,501,122

3,932,000		Lithium Americas Corp.*µ 1.750%, 01/15/27	3,484,696

3,220,000		MP Materials Corp.*µ 0.250%, 04/01/26	3,769,911

400,000	EUR	POSCO 0.000%, 09/01/26	453,685

			11,372,232

		Real Estate (0.4%)

200,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	282,964

310,000		ESR Cayman, Ltd. 1.500%, 09/30/25	319,579

330,000		Redfin Corp.µ 0.000%, 10/15/25	267,425

20,000,000	JPY	Relo Group, Inc. 0.000%, 12/17/27	171,255

1,400,000		Vingroup, JSC 3.000%, 04/20/26	1,399,510

			2,440,733

		TOTAL CONVERTIBLE BONDS (Cost $173,491,364)	176,095,055

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)

342,000		U.S. Treasury Note^ 1.750%, 07/15/22 (Cost $344,501)	344,051

PRINCIPAL AMOUNT		VALUE

BANK LOANS (1.8%) ¡

	Airlines (0.1%)

190,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	$197,495

282,863	United Airlines, Inc.‡ 4.500%, 04/21/28 3 mo. LIBOR + 3.75%	283,647

		481,142

	Communication Services (0.4%)

342,125	Clear Channel Outdoor Holdings, Inc.‡ 3.799%, 08/21/26 3 mo. LIBOR + 3.50%	337,913

516,050	DIRECTV Financing, LLC‡ 5.750%, 08/02/27 3 mo. LIBOR + 5.00%	517,423

284,810	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	284,810

235,081	iHeartCommunications, Inc.‡ 3.105%, 05/01/26 1 mo. LIBOR + 3.00%	234,199

631,800	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	631,999

110,000	Intelsat Jackson Holdings, SA! 0.000%, 01/02/24	110,035

1,419	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	1,419

125,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	124,766

		2,242,564

	Consumer Discretionary (0.3%)

72,430	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	73,245

392,038	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	392,192

388,326	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	388,266

251,413	Rent-A-Center, Inc.‡ 3.750%, 02/17/28 1 mo. LIBOR + 3.25%	251,413

166,024	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	166,440

89,207	TKC Holdings, Inc.! 0.000%, 05/15/28	89,430

363,825	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.500%	352,819

		1,713,805

	Consumer Staples (0.0%)

83,387	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	83,504

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (0.1%)

298,500	Jazz Financing Lux Sarl‡ 3.605%, 05/05/28 1 mo. LIBOR + 3.50%	$298,986

	Health Care (0.3%)

695,698	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	690,623

166,972	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	166,826

41,601	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	41,565

300,603	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	282,067

235,294	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	235,221

600,179	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	581,123

		1,997,425

	Industrials (0.3%)

109,450	ACProducts, Inc.‡ 4.750%, 05/17/28 6 mo. LIBOR + 4.25%	109,030

140,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	140,670

216,711	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/31/28 1 mo. LIBOR + 3.50%	216,982

280,034	Dun & Bradstreet Corp.‡ 3.358%, 02/06/26 1 mo. LIBOR + 3.25%	279,285

229,794	Granite Holdings US Acquisition Company‡ 4.224%, 09/30/26 3 mo. LIBOR + 4.00%	229,794

189,807	RegionalCare Hospital Partners Holdings, Inc.‡ 3.855%, 11/16/25 1 mo. LIBOR + 3.75%	189,596

421,247	Scientific Games International, Inc.‡ 2.855%, 08/14/24 1 mo. LIBOR + 2.75%	420,484

68,080	TransDigm, Inc.‡ 2.355%, 12/09/25 1 mo. LIBOR + 2.25%	67,471

		1,653,312

	Information Technology (0.2%)

310,000	AP Core Holdings II, LLC‡ 6.250%, 09/01/27 1 mo. LIBOR + 5.50%	313,198

302,379	Banff Merger Sub, Inc.‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	301,724

PRINCIPAL AMOUNT		VALUE

328,300	Camelot U.S. Acquisition 1 Company‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	$327,684

153,450	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	153,402

295,000	VFH Parent LLC‡ 3.500%, 01/13/29 3 mo. SOFR + 3.00%	295,000

		1,391,008

	Materials (0.1%)

196,500	Innophos, Inc.‡ 3.855%, 02/05/27 1 mo. LIBOR + 3.75%	196,459

110,000	LSF11 A5 HoldCo, LLC‡ 4.250%, 10/15/28 3 mo. SOFR + 3.75%	110,206

		306,665

	Special Purpose Acquisition Company (0.0%)

55,000	Fertitta Entertainment, LLC! 0.000%, 01/27/29	55,241

	TOTAL BANK LOANS (Cost $10,258,204)	10,223,652

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.5%)

	Communication Services (0.0%)

155	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	154,604

	Consumer Discretionary (1.4%)

47,515	Aptiv, PLC 5.500%, 06/15/23	7,401,887

	Energy (0.0%)

5	Gulfport Energy Operating Corp. 10.000%, 03/03/22 15.000% PIK rate	22,750

	Financials (0.9%)

417	Bank of America Corp.‡ ‡‡ 7.250%	587,136

44,418	KKR & Company, Inc.µ^ 6.000%, 09/15/23	3,942,542

413	Wells Fargo & Companyµ‡‡ 7.500%	588,157

		5,117,835

	Health Care (0.8%)

2,030	Avantor, Inc. 6.250%, 05/15/22	231,826

2,193	Danaher Corp.µ 4.750%, 04/15/22	4,180,406

		4,412,232

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (1.0%)

2,971		Broadcom, Inc.~ 8.000%, 09/30/22	$5,441,743

		Utilities (1.4%)

27,395		AES Corp.^ 6.875%, 02/15/24	2,494,315

3,391		American Electric Power Company, Inc. 6.125%, 03/15/22	171,754

11,850		DTE Energy Company 6.250%, 11/01/22	602,572

		NextEra Energy, Inc.µ

69,293		4.872%, 09/01/22	4,030,081

4,936		6.219%, 09/01/23	253,661

			7,552,383

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,322,957)	30,103,434

COMMON STOCKS (87.3%)

		Communication Services (8.0%)

5,600		Alphabet, Inc. - Class A^#	15,153,992

4,575		Altice USA, Inc. - Class Aµ#	65,971

86,500		America Movil, SAB de CV - Class L^	1,631,390

2,005	EUR	CTS Eventim, AG & Company KGaA#	142,530

2,082		Cumulus Media, Inc. - Class A#	21,341

1		Frontier Communications Parent, Inc.#	27

12,900	PHP	Globe Telecom, Inc.	786,851

17,000		Meta Platforms, Inc. - Class A#	5,325,420

118,100	ZAR	MTN Group, Ltd.#	1,485,216

2,900	KRW	NAVER Corp.	766,008

96,000	EUR	Orange, SA	1,127,755

11,155	GBP	Rightmove, PLC	98,314

132,070		Tencent Holdings, Ltd.^	8,259,658

48,700	HKD	Tencent Holdings, Ltd.	3,051,653

1,176,545	GBP	Vodafone Group, PLC	2,065,854

26,395		Walt Disney Company~#	3,773,693

8,815	GBP	YouGov, PLC	137,521

			43,893,194

		Consumer Discretionary (8.2%)

117,200	HKD	Alibaba Group Holding, Ltd.#	1,836,941

9,375		Alibaba Group Holding, Ltd.#	1,179,281

542,770	MXN	Alsea, SAB de CV#	1,114,063

4,465		Amazon.com, Inc.^#	13,356,914

53,100		Arcos Dorados Holdings, Inc. - Class A#	343,026

2,200	CAD	Aritzia, Inc.#	102,060

5,720	EUR	Brembo S.p.A^	76,048

21,000	CNY	BYD Company, Ltd. - Class A	783,811

1,910	EUR	CIE Automotive, SA^	55,480

35,100	CHF	Cie Financiere Richemont, SA	5,101,216

174,100	GBP	Compass Group, PLC	3,956,879

10,220	INR	Dixon Technologies India, Ltd.	609,803

5,885	AUD	IDP Education, Ltd.^	123,010

348,600	INR	Indian Hotels Company, Ltd.	1,018,102

46,869	HKD	JD.com, Inc. - Class A#	1,776,400

140,000	HKD	Li Ning Company, Ltd.	1,366,120

53,700	BRL	Lojas Renner, SA	284,372

NUMBER OF SHARES			VALUE

11,500		Lululemon Athletica, Inc.#	$3,838,240

760		MercadoLibre, Inc.#	860,366

1,170	SEK	MIPS, AB	116,326

3,800	JPY	Nextage Company, Ltd.	95,426

9,000	EUR	Porsche Automobil Holding, SE	842,840

481,500	HKD	Samsonite International, SA*#	1,006,351

4,430		Tesla, Inc.#	4,149,670

2,295	SEK	Thule Group, AB*	110,772

27,000	INR	Titan Company, Ltd.	859,029

3,890	JPY	Toyota Boshoku Corp.	68,952

8,470	GBP	Watches of Switzerland Group, PLC*#	147,560

			45,179,058

		Consumer Staples (5.0%)

117,775		Coca-Cola Company^	7,185,453

12,900		Costco Wholesale Corp.	6,516,177

1,690	EUR	Interparfums, SA	128,411

184,300	BRL	JBS, SA	1,217,884

3,000	JPY	Kobe Bussan Company, Ltd.	93,388

1,700	CNY	Kweichow Moutai Company, Ltd. - Class A	508,220

32,500	HKD	L’Occitane International, SA	128,170

81,100		Mondelez International, Inc. - Class A	5,436,133

20,500	CHF	Nestle, SA	2,647,335

1,400	DKK	Royal Unibrew, A/S	160,951

116,250	INR	Varun Beverages, Ltd.	1,416,654

607,400	MXN	Wal-Mart de Mexico, SAB de CV	2,060,296

			27,499,072

		Energy (5.6%)

14,250	CAD	ARC Resources, Ltd.^	166,922

11,178		Calfrac Well Services, Ltd.#	47,898

111,900	CAD	Canadian Natural Resources, Ltd.^	5,692,054

62,470	CAD	CES Energy Solutions Corp.	119,913

2,577		Chaparral Energy, Inc. - Class A&#	121,119

650		Chesapeake Energy Corp.^	44,311

29,965		Chevron Corp.~	3,935,303

438		Denbury, Inc.^#	32,911

23,500		Devon Energy Corp.~	1,188,395

5,899		Diamond Offshore Drilling, Inc.&#	32,739

14,985		Energy Transfer, LP	143,406

9,035		Enterprise Products Partners, LP	213,587

1,826		EP Energy Corp.&#	163,199

59,900		Exxon Mobil Corp.~	4,550,004

106		Gulfport Energy Corp.#	6,960

2,930		Magellan Midstream Partners, LP	143,189

405,300	INR	Oil & Natural Gas Corp, Ltd.	947,162

2,278		Ranger Oil Corp. - Class A^#	70,641

58,300	INR	Reliance Industries, Ltd.	1,876,836

36,600	ZAR	Sasol, Ltd.#	823,954

241,614		Schlumberger, NV~	9,439,859

4,189		Superior Energy Services, Inc.*&#	182,221

483,500	IDR	United Tractors, Tbk PT	781,742

3,102		Weatherford International, PLC#	93,060

14,900	CAD	Whitecap Resources, Inc.^	105,143

2,500		Williams Companies, Inc.^	74,850

			30,997,378

		Financials (16.4%)

354,800	HKD	AIA Group, Ltd.	3,704,045

195,100		Banco Bradesco, SA	836,979

2,872,250	IDR	Bank Central Asia, Tbk PT	1,527,741

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

223,200		Bank of America Corp.^~	$10,298,448

20,650	EUR	Bank of Ireland Group, PLC#	139,178

4,310	CAD	Canadian Western Bank^	130,980

625,000	TWD	Cathay Financial Holding Company, Ltd.	1,449,717

112,015	TWD	Chailease Holding Company, Ltd.	1,027,439

195,600	HKD	China International Capital Corp., Ltd. - Class H*	532,818

140,500	HKD	China Merchants Bank Company, Ltd. - Class H	1,174,316

9,900	EUR	Coface, SA#	130,976

32,100	SGD	DBS Group Holdings, Ltd.	843,167

6,200	EUR	FinecoBank Banca Fineco S.p.A	104,236

152,600	AED	First Abu Dhabi Bank, PJSC	830,917

256,900	ZAR	FirstRand, Ltd.	1,035,590

130,800	MXN	Grupo Financiero Banorte, SAB de CV - Class O	827,360

38,560	KRW	Hana Financial Group, Inc.	1,452,878

547,650	INR	HDFC Bank, Ltd.	11,005,313

9,100	HKD	Hong Kong Exchanges & Clearing, Ltd.	519,389

33,150	INR	Housing Development Finance Corp., Ltd.	1,129,756

156,900		Huntington Bancshares, Inc.^	2,362,914

116,930		ICICI Bank, Ltd.^	2,540,889

567,300	EUR	ING Groep, NV	8,389,857

411,125		Itau Unibanco Holding, SA	1,940,510

68,550		JPMorgan Chase & Company^~	10,186,530

309,000	THB	Kasikornbank PCL	1,411,094

71,835		Morgan Stanley	7,365,961

2,205	EUR	NN Group, NV	123,397

21,140	GBP	Paragon Banking Group, PLC	162,828

137,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,087,207

304,570		UBS Group, AG^#	5,686,322

182,625		Wells Fargo & Company~	9,825,225

			89,783,977

		Health Care (6.7%)

4,170	GBP	Abcam, PLC#	75,113

200,606		Alcon, Inc.^	15,402,529

1,420	GBP	Dechra Pharmaceuticals, PLC	79,760

21,760		Eli Lilly & Company	5,339,686

7,360	GBP	Ergomed, PLC#	112,465

2,710	EUR	Evotec, SE#	109,659

845		Galapagos, NV#	57,038

4,000	CHF	Lonza Group, AG#	2,757,767

20,900	BRL	Notre Dame Intermedica Participacoes, SA	280,236

81,600		Novo Nordisk, A/S	8,149,392

7,700		UnitedHealth Group, Inc.^	3,638,789

75,000	HKD	Wuxi Biologics Cayman, Inc.*#	751,707

			36,754,141

		Industrials (7.6%)

2,520	EUR	Aalberts, NV	154,048

51,500	EUR	Airbus, SE#	6,576,201

37,029	EUR	Alstom, SA	1,200,470

200	JPY	BayCurrent Consulting, Inc.	75,904

18,600	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	1,796,522

990	EUR	DO & CO, AG#	102,049

3,270	EUR	Duerr, AG	144,715

1,550	JPY	Ebara Corp.	75,968

5,170	GBP	Electrocomponents, PLC	78,278

NUMBER OF SHARES			VALUE

15,330	NZD	Freightways, Ltd.	$122,070

30,312		General Electric Company	2,863,878

580	EUR	IMCD, NV	99,771

243,700	PHP	International Container Terminal Services, Inc.	958,639

2,085	EUR	Interpump Group S.p.A	128,756

29	CHF	Interroll Holding, AG	122,746

31,500	INR	Larsen & Toubro, Ltd.	812,971

25,400	BRL	Localiza Rent a Car, SA	280,304

212,700	CNY	NARI Technology Company, Ltd. - Class A	1,189,928

53,400		Quanta Services, Inc.	5,485,248

2,550	EUR	Rexel, SA#	56,838

147,600	SEK	Sandvik, AB	3,886,975

48,500	EUR	Schneider Electric, SE	8,215,673

3,200	JPY	SMS Company, Ltd.	87,976

2,780	CAD	Stantec, Inc.	147,469

4,600	JPY	THK Company, Ltd.	114,939

79,395	INR	Voltas, Ltd.	1,263,362

19,265	GBP	Volution Group, PLC	130,533

36,500		Waste Management, Inc.	5,491,060

			41,663,291

		Information Technology (22.5%)

18,300		Accenture, PLC - Class Aµ	6,470,514

1,295	EUR	Adyen, NV*#	2,635,192

470	EUR	Alten, SA	76,660

86,400		Apple, Inc.^	15,100,992

24,380		ASML Holding, NVµ	16,510,136

1,485	EUR	BE Semiconductor Industries, NV	124,515

60,000	JPY	Canon, Inc.	1,419,044

810		Endava, PLC^#	98,512

62,400	CNY	GoerTek, Inc. - Class A	470,592

89,751		Infosys, Ltd.	2,115,431

1,550	EUR	Jenoptik, AG	56,728

14,900	JPY	Keyence Corp.	7,642,544

2,810	GBP	Keywords Studios, PLC	95,235

2,325	EUR	Lectra	99,820

130,000	TWD	Marketech International Corp.	782,889

45,000	TWD	MediaTek, Inc.	1,787,364

60,450		Microsoft Corp.~	18,798,741

580,000	EUR	Nokia Oyj#	3,458,902

35,140		NVIDIA Corp.~	8,604,380

7,750	GBP	Sage Group, PLC	75,733

16,780	KRW	Samsung Electronics Company, Ltd.	1,043,700

1,500	JPY	SCREEN Holdings Company, Ltd.	150,534

6,000		TWD Silergy Corp.	810,987

13,040	KRW	SK Hynix, Inc.	1,349,741

1,318,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	30,474,778

22,825		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,799,030

3,500	JPY	TIS, Inc.	92,052

100,300	BRL	TOTVS, SA	549,090

2,175	AUD	WiseTech Global, Ltd.	70,838

915		WNS Holdings, Ltd.#	77,006

			123,841,680

		Materials (5.7%)

4,250	EUR	Acerinox, SA	54,159

101,000	HKD	Anhui Conch Cement Company, Ltd. - Class H	534,242

23,600	INR	Asian Paints, Ltd.	1,002,533

619,300		Cemex, SAB de CV#	3,790,116

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

111,000	EUR	CRH, PLC	$5,571,133

90,100	CAD	First Quantum Minerals, Ltd.	2,219,275

217,600		Freeport-McMoRan, Inc. - Class H	8,099,072

15,180	AUD	IGO, Ltd.	128,438

2,225	AUD	James Hardie Industries, PLC	74,883

1,220	JPY	Kureha Corp.	91,080

649,500	NOK	Norsk Hydro, ASA	4,991,608

8,270	AUD	OZ Minerals, Ltd.	143,461

10,830	AUD	Rio Tinto, Ltd.	861,046

53,000	GBP	Rio Tinto, PLC	3,735,722

			31,296,768

		Real Estate (0.4%)

1,270,100	PHP	Ayala Land, Inc.	896,813

123,300	INR	DLF, Ltd.	654,617

24,750	INR	Godrej Properties, Ltd.#	573,170

4,600	JPY	Katitas Company, Ltd.	140,305

449	EUR	VGP, NV	127,231

			2,392,136

		Special Purpose Acquisition Companies (0.8%)

93,075	EUR	Shell, PLC	2,375,128

82,300	GBP	Shell, PLC	2,114,181

			4,489,309

		Utilities (0.4%)

45,801	EUR	Engie, SA	697,217

29,000	EUR	RWE, AG	1,223,286

			1,920,503

		TOTAL COMMON STOCKS (Cost $532,229,868)	479,710,507

PREFERRED STOCKS (0.2%)

		Consumer Discretionary (0.1%)

1,597		Guitar Center, Inc.	198,827

		Energy (0.1%)

11,245		NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	247,165

4,725		NuStar Energy, LP‡ 6.969%, 03/02/22 3 mo. USD LIBOR + 6.77%	116,282

11,500		NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	289,915

			653,362

		Financials (0.0%)

4,368		B Riley Financial, Inc.µ 5.250%, 08/31/28	108,239

		TOTAL PREFERRED STOCKS (Cost $998,052)	960,428

WARRANTS (0.0%) #

		Energy (0.0%)

884		Chesapeake Energy Corp. 02/09/26, Strike $31.49	34,741

796		Chesapeake Energy Corp. 02/09/26, Strike $27.08	33,759

NUMBER OF SHARES			VALUE

491		Chesapeake Energy Corp. 02/09/26, Strike $35.46	$17,298

1,446		Denbury, Inc. 09/18/25, Strike $32.59	62,207

534		Denbury, Inc. 09/18/23, Strike $35.41	21,891

13,401		Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1

12,061		Mcdermott International, Ltd.& 06/30/27, Strike $12.33	1

		TOTAL WARRANTS (Cost $284,653)	169,898

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (2.7%) #

		Communication Services (0.0%)

75		Netflix, Inc.

3,203,550		Call, 03/18/22, Strike $640.00	2,362

		Consumer Discretionary (0.1%)

240		Lowe’s Companies, Inc.

5,696,400		Call, 03/18/22, Strike $230.00	373,800

1,187		Melco Resorts & Entertainment,

1,253,472		Ltd.

		Call, 01/20/23, Strike $13.00	201,790

465		Trip.com Group, Ltd.

1,237,365		Call, 01/20/23, Strike $30.00	181,350

			756,940

		Energy (0.4%)

560		Pioneer Natural Resources

12,257,840		Company

		Call, 01/20/23, Strike $200.00	2,010,400

20	EUR	TotalEnergies, SE

101,237		Call, 12/16/22, Strike 45.00	16,178

			2,026,578

		Industrials (0.0%)

48	EUR	Schneider Electric, SE

723,750		Call, 06/17/22, Strike 170.00	14,587

		Information Technology (0.0%)

410		Micron Technology, Inc.

3,373,070		Call, 07/15/22, Strike $90.00	259,325

		Materials (0.0%)

690		Vale, SA

1,047,420		Call, 03/18/22, Strike $16.00	35,190

		Other (2.2%)

		Invesco QQQ Trust Series

1,190

43,202,950		Put, 12/16/22, Strike $340.00	3,055,325

1,075

39,027,875		Put, 02/18/22, Strike $385.00	2,553,662

790

28,680,950		Call, 12/16/22, Strike $450.00	372,880

		iShares MSCI Emerging Markets

9,000

43,956,000		Put, 11/18/22, Strike $47.00	3,262,500

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

2,329

11,374,836	Put, 03/18/22, Strike $48.00	$312,086

1,211	iShares MSCI India ETF

5,554,857	Put, 03/18/22, Strike $45.00	136,238

	SPDR S&P 500 ETF Trust

675

30,368,925	Put, 12/16/22, Strike $400.00	1,419,862

675

30,368,925	Call, 12/16/22, Strike $535.00	224,438

3,469	VanEck Russia ETF

8,315,193	Call, 04/14/22, Strike $26.00	468,315

		11,805,306

	TOTAL PURCHASED OPTIONS (Cost $14,685,393)	14,900,288

TOTAL INVESTMENTS (144.2%) (Cost $844,185,160)		792,629,209

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.7%)		(70,000,000)

LIABILITIES, LESS OTHER ASSETS (-31.5%)		(173,252,208)

NET ASSETS (100.0%)		$549,377,001

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $90,949,308.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $52,470,714.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
AUD	Australian Dollar

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2022

	Value	% of Total Investments
US Dollar	$554,929,479	70.0%
European Monetary Unit	52,337,301	6.6%
New Taiwan Dollar	36,333,174	4.6%
Hong Kong Dollar	31,546,328	4.0%
Indian Rupee	23,169,308	2.9%
Japanese Yen	16,169,731	2.1%
British Pound Sterling	15,830,756	2.0%
Canadian Dollar	13,203,728	1.7%
Swiss Franc	10,837,535	1.4%
Norwegian Krone	4,991,608	0.6%
Chinese Yuan Renminbi	4,749,073	0.6%
South Korean Won	4,612,327	0.6%
Swedish Krona	4,114,073	0.5%
Mexican Peso	4,001,719	0.5%
South African Rand	3,344,760	0.4%
Philippine Peso	2,642,303	0.3%
Brazilian Real	2,611,886	0.3%
Indonesian Rupiah	2,309,483	0.3%
Australian Dollar	1,526,438	0.2%
Thai Baht	1,411,094	0.2%
Singapore Dollar	843,167	0.1%
UAE Dirham	830,917	0.1%
Danish Krone	160,951	0.0%
New Zealand Dollar	122,070	0.0%
Total Investments	$792,629,209	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows*:

Cost basis of investments	$844,185,160
Gross unrealized appreciation	33,103,271
Gross unrealized depreciation	(84,659,222)
Net unrealized appreciation (depreciation)	$(51,555,951)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

  Note 4 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 1,060,000 MRPS were issued with an aggregate liquidation preference of $26.5 million. Of the 1,060,000 MRPS that were issued, 860,000 MRPS with an aggregate liquidation preference of $21.5 million have a delayed funding date of May 4, 2022. On September 6, 2017, 2,600,000 MRPS were issued with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E*	5/24/27	2.68%	860	$25	$21,500,000
				Total	$91,500,000

*Series E MRPS were issued on August 24, 2021, with a delayed funding date of May 24, 2022. Series E MRPS are not included on the Statement of Assets and Liabilities.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of ‘AA-’ by Kroll. As of August 24, 2021, Series D and E of the MRPS have been assigned a rating of ‘AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.